Revenue Revenue - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) contract vessel	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 170,240	$ 187,444	$ 758,632	$ 632,612
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	31,600		31,600
Operating leases, future minimum payments receivable					$ 40,000
Operating Leases, Future Minimum Payments Receivable, in Three Years	41,700		41,700
Lessor, Operating Lease, Payments to be Received, Three Years	$ 5,200		$ 5,200
Charters Out Expires 2022 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	2		2
Charters Out Expires 2021 [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	6		6
Charters Out Expires 2020 [Member] [Domain]
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	3		3
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	11		11		5
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 42,180	$ 1,909	$ 92,733	$ 6,815
Contract with Customer, Liability, Current	$ 3,100		$ 3,100		$ 7,500